NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES

NOTE 15 – NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES

Noncontrolling interests represent the equity ownership interests in consolidated subsidiaries not owned by the Company. Noncontrolling interests are adjusted for contributions, distributions, and income and loss attributable to the noncontrolling interest partners of the consolidated entities. Income and losses are allocated to the noncontrolling interests based on the respective governing documents.

There are noncontrolling interests in certain of the Company’s consolidated subsidiaries. The noncontrolling interests are summarized as follows:

	As of December 31, 2018	As of December 31, 2017
2degrees	$20,426	$22,321
NuevaTel	51,165	55,028
Trilogy International Partners LLC	(32,874)	(23,340)
Salamanca Solutions International LLC	(738)	(619)

Noncontrolling interests	$37,979	$53,390

As a result of the consummation of the Arrangement, there are noncontrolling interests in Trilogy LLC presented in the table above for the period beginning February 7, 2017. See Note 1 – Description of Business, Basis of Presentation and Summary of Significant Accounting Policies.

In July 2016, 2degrees and the Company completed a purchase of the equity interests held individually or through related parties by a minority shareholder in 2degrees. The minority shareholder held ordinary shares, convertible notes and vested employee partly paid options, all of which were purchased for cash, in part by 2degrees and in part by the Company. 2degrees funded its redemption of equity interests from the minority shareholder by issuing new shares, which were purchased by the Company. The Company paid a total of $4.5 million for the equity interests it purchased directly from the minority shareholder, the newly issued shares it acquired from 2degrees and the convertible notes it purchased from the minority shareholder. The amount of cash paid to acquire such equity interest in 2degrees in excess of the fair value of the related equity interest was $1.0 million, which amount was recorded and expensed in the period incurred. As a result of these transactions, the Company’s ownership percentage in 2degrees increased from 62.5% to 62.9%.

Supplemental Cash Flow Disclosure:

During the year ended December 31, 2018, NuevaTel declared and paid dividends to a noncontrolling interest of $6.8 million. The dividends were recorded as a financing activity in the Consolidated Statements of Cash Flows for the year ended December 31, 2018.